Sales Revenue	12 Months Ended
Dec. 31, 2024
Disclosure of sales revenue [Abstract]
SALES REVENUE	SALES REVENUE
34.1Accounting policies
34.1.1Revenue from passenger transport and loyalty program
Revenue from passenger transport is recognized when air transportation is actually provided. Tickets sold, but not yet used are recorded as “Air traffic liability and loyalty program” account, net of breakage revenue estimate (note 26).
Other revenues that include charter flights, rescheduling fees, baggage dispatch and other additional services are recognized along with the primary passenger transport obligation passengers.
In the loyalty program, customers accumulate points based on the amount spent on air transportation and in accordance with the partners' rules. The number of points depends on the customer's category in the loyalty program, market, fare class and other factors including promotional campaigns.
After the sale of a ticket, the Company recognizes a portion of ticket sales as revenue when the transportation service occurs and defers the portion corresponding to loyalty program points in accordance with IFRS 15 – Customer Contract Revenue.
The Company determines the estimated selling price of the air transportation and points as if each element had been sold on a separate basis and was therefore based on the stand-alone selling price.
The Company also sells loyalty program points to customers and partners, including credit card companies, financial institutions and retail companies. The related revenue is deferred and recognized when points are redeemed, based on the weighted average price of points sold.
Points not used are recorded under “Air traffic liability and loyalty program”, until their effective use or expiration.
34.1.2Other revenues
Other revenues mainly include the transportation of cargo and travel packages and are recognized when performance obligations are met.
34.2Breakdown of sales revenue

	Years ended December 31,
Description	2024	2023	2022

Passenger revenue	18,125,685	17,229,732	15,020,757
Other revenues	1,506,303	1,487,286	1,513,582
Total	19,631,988	18,717,018	16,534,339
Taxes levied
Passenger revenue (a)	(2,550)	(2,004)	(425,812)
Other revenues	(103,230)	(160,589)	(160,460)
Total taxes (a)	(105,780)	(162,593)	(586,272)
Total revenue	19,526,208	18,554,425	15,948,067

(a)As of January 1, 2023, the PIS and COFINS rates on revenues arising from regular passenger air transport activities were reduced to zero, in accordance with Law 14,592/2023.
Revenues by geographical location are as follows:

	Years ended December 31,
Description	2024	2023	2022

Domestic revenue	16,084,172	14,675,974	13,013,202
Foreign revenue	3,442,036	3,878,451	2,934,865
Total revenue	19,526,208	18,554,425	15,948,067